SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION

NOTE 17 – SHARE-BASED COMPENSATION

We recognize share-based compensation expense in cost of revenues, sales and marketing expenses, research and development expenses, general and administrative expenses, and other income and expenses, based on the fair value of common shares issued for services. In addition, we accrue share-based compensation expense for estimated share-based awards earned during the six months ended June 30, 2018 and 2017, Stock Incentive Plans. Share-based compensation expense for the six months ended June 30, 2018 and 2017 is, as follows:

	Three Months Ended June 31,		Six Months Ended June 30,
	2018	2017	2018	2017
Options granted to officers, directors and employees	$9,185,725	$1,624,000	$14,510,479	$1,568,000
Common stock issued for accounts payable and accrued expenses	—	—	—	43,676
Options granted for services	26,318	—	51,320	—
Warrants and options issued for consulting services	—	125,826	—	217,159
Common stock issued for services	110,506	75,918	225,393	196,534
Common stock issued as compensation to employees	145,000	—	178,500	—
	$9,467,549	$1,825,744	$14,965,692	$2,025,369

The stock options issued to officers and directors were issued under the 2018 Stock Incentive Plan, and such shares were fully vested at the date of grant.

NOTE 17 – SHARE-BASED COMPENSATION

Share-based Compensation

We recognize share-based compensation expense in cost of revenues, sales and marketing expenses, R&D expenses, general and administrative expenses, and other income and expenses, based on the fair value of common shares issued for services. In addition, we accrue share-based compensation expense for estimated share-based awards earned during the years ended December 31, 2017 and 2016, under our 2014 Equity Incentive Plan and our 2017 Equity Incentive Plan. Share-based compensation expense for the years ended December 31, 2017 and 2016 is, as follows:

	December 31,
	2017	2016
Warrants issued for consulting and other services	$249,835	$319,419
Common stock issued for accounts payable and accrued expenses	93,002	223,484
Common stock issued for services	—	271,097
Common stock issued upon conversion of debt and loss on extinguishment of debt	381,576	—
Common stock issued for advisory board fees	113,336	—
Common stock issued as compensation to employees	170,233	—
Common shares issued in settlement of dispute	102,139	—
Stock options issued to officers and directors	2,660,159	—
	$3,770,279	$814,000